Consolidated statement of cash flows - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income (loss)	kr 17,623	kr 1,840	kr (6,276)
Adjustments to reconcile net income to cash	14,915	12,226	7,830
Cash flows from (used in) Operations	32,538	14,066	1,554
Changes in operating net assets
Inventories	384	261	(4,807)
Customer ﬁnance, current and non-current	370	(858)	1,085
Trade receivables and contract assets	(3,185)	10,995	(2,047)
Trade payables	4,303	(372)	2,436
Provisions and post-employment beneﬁts	(2,669)	(3,729)	6,696
Contract liabilities	(560)	(1,579)	(808)
Other operating assets and liabilities, net	(2,248)	(1,911)	5,233
Net changes in operating assets and liabilities	(3,605)	2,807	7,788
Cash ﬂow from operating activities	28,933	16,873	9,342
Investing activities
Investments in property, plant and equipment	(4,493)	(5,118)	(3,975)
Sales of property, plant and equipment	254	744	334
Acquisitions of subsidiaries and other operations	(9,657)	(1,753)	(1,618)
Divestments of subsidiaries and other operations	59	248	333
Product development	(817)	(1,545)	(925)
Other investing activities	801	(331)	(523)
Interest-bearing securities	(1,348)	4,214	2,242
Cash ﬂow from investing activities	(15,201)	(3,541)	(4,132)
Financing activities
Proceeds from issuance of borrowings	4,400	4,851	911
Repayment of borrowings	(8,643)	(4,476)	(1,748)
Sale of own shares	163	197	107
Dividends paid	(5,996)	(4,450)	(3,425)
Repayment of lease liabilities	(2,417)	(2,990)
Other ﬁnancing activities	1	(32)	78
Cash ﬂow from ﬁnancing activities	(12,492)	(6,900)	(4,077)
Effect of exchange rate changes on cash	(2,707)	258	1,372
Net change in cash and cash equivalents	(1,467)	6,690	2,505
Cash and cash equivalents, beginning of period	45,079	38,389	35,884
Cash and cash equivalents, end of period	kr 43,612	kr 45,079	kr 38,389